SCUDDER
                                                                     INVESTMENTS

 Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 4, 2001

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 11, 2001

                                                                     SCUDDER
                                                                     INVESTMENTS

Scudder 21st Century Growth Fund                     Scudder International Research Fund
Scudder Aggressive Growth Fund                       Scudder Large Company Growth Fund
Scudder Blue Chip Fund                               Scudder Large Company Value Fund
Scudder Capital Growth Fund                          Scudder Latin America Fund
Scudder Contrarian Fund                              Scudder New Europe Fund
Scudder Dividend & Growth Fund                       Scudder Pacific Opportunities Fund
Scudder-Dreman Financial Services Fund               Scudder Pathway Series: Conservative Portfolio
Scudder-Dreman High Return Equity Fund               Scudder Pathway Series: Growth Portfolio
Scudder Dynamic Growth Fund                          Scudder Pathway Series: Moderate Portfolio
Scudder Emerging Markets Growth Fund                 Scudder Research Fund
Scudder Emerging Markets Income Fund                 Scudder Retirement Fund -- Series III
Scudder Floating Rate Fund                             (to be renamed Scudder Target 2012 Fund)
Scudder Focus Growth Fund                            Scudder S&P 500 Stock Fund
Scudder Focus Value+Growth Fund                      Scudder Select 500 Fund
Scudder Global Bond Fund                             Scudder Select 1000 Growth Fund
Scudder Global Discovery Fund                        Scudder Short-Term Bond Fund
Scudder Global Fund                                  Scudder-Dreman Small Cap Value Fund
Scudder Gold Fund                                    Scudder Small Company Stock Fund
Scudder Greater Europe Growth Fund                   Scudder Small Company Value Fund
Scudder Growth Fund                                  Scudder Strategic Income Fund
Scudder Growth and Income Fund                       Scudder Target 2011 Fund
Scudder Health Care Fund                             Scudder Technology Fund
Scudder High-Yield Fund                              Scudder Technology Innovation Fund
Scudder High-Yield Opportunity Fund                  Scudder Total Return Fund
Scudder Income Fund                                  Scudder U.S. Government Securities Fund
Scudder International Fund                           The Japan Fund, Inc.


The following text supplements the section entitled "Purchase of Shares" in each of the currently effective Statements of Additional Information for the Class A, B and C shares of each of the above-noted funds:

From January 1, 2002 to April 30, 2002 ("Special Offering Period"), Scudder Distributors, Inc. ("SDI"), the principal underwriter for the Class A, B and C shares, intends to (i) reallow to certain firms the full applicable sales charge with respect to Class A shares (not including Class A shares acquired at the net asset value), and (ii) pay an additional .50% in addition to the current commission structure to certain firms with respect to Class B and C shares, provided the shares are purchased for self-directed Individual Retirement Accounts ("IRA accounts") during the Special Offering Period. IRA accounts include Traditional, Roth and Education IRAs, Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts. Firms entitled to the full reallowance and the additional compensation noted above, during the Special Offering Period are those firms which allow SDI to participate in a special promotion of self-directed IRA accounts, with other fund complexes, sponsored by the firms during the Special Offering Period.






January 23, 2002

                                                                     SCUDDER
                                                                     INVESTMENTS

Sector Funds I

Scudder Health Care Fund

Scudder Technology Innovation Fund

Class AARP and Class S shares

Supplement to Currently Effective Prospectus Dated October 1, 2001
--------------------------------------------------------------------------------

The following information replaces the first paragraph in "The Fund's Main Investment Strategy" section of the prospectus:

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services.

The following information replaces the first paragraph in "The Fund's Main Investment Strategy" section of the prospectus:

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The industries in the technology sector include computers (including software, hardware and internet-related businesses), computer services, telecommunications and semi-conductors.

The following information replaces the first bullet in the "Other Policies and Risks" section of the prospectus:

Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to each fund's 80% investment policy.



March 1, 2002

                            SCUDDER SECURITIES TRUST

                            Scudder Health Care Fund
                             Class S and Class AARP

                       Scudder Technology Innovation Fund
                             Class S and Class AARP


Supplement to the currently effective Statement of Additional Information dated October 1, 2001

The following information amends the disclosure in the "Investment Policies and Techniques" section of Scudder Health Care Fund (pg. 1).

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services.

Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy.

The following information amends the disclosure in the "Investment Policies and Techniques" section of Scudder Technology Innovation Fund (pg. 2).

Under normal circumstances, the fund seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The industries in the technology sector include computers (including software, hardware and internet-related businesses), computer services, telecommunications and semiconductors.

Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy.








March 1, 2002